Concentration of Credit Risk (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Concentration of Credit Risk [Abstract]
Compensation amount	$ 64,000
Cash balance	$ 6,606,369	$ 7,420,426